Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Net deferred income tax assets	23,623	27,697
Net deferred income tax liabilities	2,583	2,981

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Net deferred income tax assets:
Unamortized past service pension costs	5,846	5,252
Pension and other employee benefits	4,886	4,296
Lease liabilities	4,474	—
Customer list and trademark	3,890	4,670
Accumulated provision for expected credit losses	3,806	3,709
Unearned revenues	2,108	1,776
Provision for other assets	1,661	1,595
MCIT	1,408	905
Accumulated provision for inventory obsolescence and write-down	701	916
Unrealized foreign exchange losses	580	1,092
NOLCO	432	3,231
Fixed asset impairment/depreciation due to shortened life of property and equipment	138	1,870
Derivative financial instruments	—	(58)
ROU assets	(4,081)	—
Others	(2,226)	(1,557)
Total deferred income tax assets – net	23,623	27,697
Net deferred income tax liabilities:
Intangible assets and fair value adjustment on assets acquired – net of amortization	1,964	2,175
Investment property	278	277
Unrealized foreign exchange gains	254	366
Undepreciated capitalized interest charges	—	7
Others	87	156
Total deferred income tax liabilities	2,583	2,981

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	27,697	30,466
Net deferred income tax liabilities – balances at beginning of the year	(2,981)	(3,366)
Net balances at beginning of the year	24,716	27,100
Movement charged directly to other comprehensive income	2,673	591
Adjustments due to adoption of IFRS 16	(83)	—
Provision for deferred income tax	(6,267)	(1,375)
Excess MCIT deducted against RCIT due	—	(370)
Adjustments due to adoption of IFRS 15	—	(1,166)
Others	1	(64)
Net balances at end of the year	21,040	24,716
Net deferred income tax assets – balances at end of the year	23,623	27,697
Net deferred income tax liabilities – balances at end of the year	(2,583)	(2,981)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	18,111	25,163
Deferred income tax assets to be recovered within 12 months	7,759	4,872
	25,870	30,035
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(2,078)	(1,992)
Deferred income tax liabilities to be settled within 12 months	(169)	(346)
	(2,247)	(2,338)
Net deferred income tax assets	23,623	27,697

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(2,376)	(2,743)
Deferred income tax liabilities to be settled within 12 months	(207)	(238)
Net deferred income tax liabilities	(2,583)	(2,981)

Summary of Provision for Income Tax

Provision for income tax for the years ended December 31, 2019, 2018 and 2017 consist of:

	2019	2018	2017
	(in million pesos)
Current	3,283	2,467	3,841
Deferred (Note 3)	6,267	1,375	(2,738)
	9,550	3,842	1,103

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	9,701	6,845	4,371
Tax effects of:
Nondeductible expenses	907	1,235	784
Equity share in net losses (earnings) of associates and joint ventures	460	26	(872)
Loss (income) not subject to income tax	154	(1,827)	(301)
Diffeence between Optical Standard Deduction, OSD, and itemized deductions	(251)	(22)	(22)
Income subject to final tax	(599)	(297)	(2,545)
Income subject to lower tax rate	(1,323)	(750)	(520)
Net movement in unrecognized deferred income tax assets and other adjustments	501	(1,368)	208
Actual provision for income tax	9,550	3,842	1,103

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
NOLCO	3,322	4,289
Accumulated provision for expected credit losses	2,947	3,144
Fixed asset impairment	1,146	1,148
Gain on disposal of asset	105	106
Unearned revenues	95	25
Unrealized foreign exchange losses	45	49
MCIT	27	27
Accumulated write-down of inventories to net realizable values	11	11
Operating lease	1	—
Pension and other employee benefits	—	13
Provisions for other assets	(116)	1,881
	7,583	10,693
Unrecognized deferred income tax assets	2,294	3,227

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2019 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
			(in million pesos)
December 31, 2017	December 31, 2020	6	2,161
December 31, 2018	December 31, 2021	725	2,396
December 31, 2019	December 31, 2022	704	205
		1,435	4,762
Consolidated tax benefits		1,435	1,429
Consolidated unrecognized deferred income tax assets		(27)	(997)
Consolidated recognized deferred income tax assets		1,408	432